Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Summary of property and equipment, net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Computers, equipment and furniture	213,651	170,850	26,184
Motor vehicles	5,986	5,736	879
Leasehold improvements	42,408	42,087	6,450
Total	262,045	218,673	33,513
Less: accumulated depreciation	(164,688)	(156,024)	(23,912)
Net book value	97,357	62,649	9,601